25. OTHER PROVISIONS	12 Months Ended
Dec. 31, 2018
Other provisions [abstract]
25. OTHER PROVISIONS

This caption is composed of the following:

	As of December 31,	As of December 31,
	2018	2017
Concept	ThCh$	ThCh$
Provision for advertising expense (1)	15,847,773	14,716,286
Other provisions (2)	8,559,273	2,704,214
Total	24,407,046	17,420,500

1.	Corresponds to the estimates of amounts payable related to advertising and promotion activities. There is uncertainty on the amount of the cash disbursement related to such provisions, as they are linked to the actual information the customer should provide, intended to justify that such expenses were made.

2	Includes estimates of operating expenses and costs in which there is uncertainty of the amount, expecting the application most of such amount during the following period.

Movements in other provisions between January 1 and December 31, 2018, are detailed as follows:

	Provision for
	advertising expenses	Other provisions	Total
Movement in provisions	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2018	14,716,286	2,704,214	17,420,500
Provisions made	124,590,716	22,172,576	146,763,292
Provisions used	(123,459,229)	(16,317,517)	(139,776,746)
Closing balance as of December 31, 2018	15,847,773	8,559,273	24,407,046

Movements in other provisions between January 1 and December 31, 2017 are detailed as follows:

	Provision for
	advertising expenses	Other provisions	Total
Movement in provisions	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2017	17,653,462	5,071,974	22,725,436
Provisions made	78,034,245	7,695,966	85,730,211
Provisions used	(80,971,421)	(10,063,726)	(91,035,147)
Closing balance as of December 31, 2017	14,716,286	2,704,214	17,420,500